BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

May 1, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Protective Life and Annuity Insurance Company

Variable Annuity Account A of Protective Life

Protective Aspirations NY Variable Annuity

Filing Pursuant to Rule 497(j) for

File No. 333-261830; 811-08537

Commissioners:

On behalf of Protective Life and Annuity Insurance Company and the Variable Annuity Account A of Protective Life, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Aspirations NY Variable Annuity”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for Variable Annuity Account A of Protective Life as filed electronically with the Commission on April 23, 2026.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage